Condensed Statements of Changes in Shareholders’ Equity - ILS (₪) ₪ in Thousands	Share capital and premium	Capital reserve in respect of share-based payment	Accumulated deficit	Total
Balance at Dec. 31, 2024	₪ 169,949	₪ 11,229	₪ (170,548)	₪ 10,630
Share-based payment (Note 5)		322		322
Issuance of ADS resulted from partial exercise of Commitment Amount under equity line	15,198			15,198
Repayment of promissory note through issuance of ADSs resulted from partial exercise of Commitment Amount under equity line	5,124			5,124
Net proceeds received from issuance of ADSs as part of shelf prospectus through public offering transaction	1,657			1,657
Exercise of restricted share units into ordinary shares	123	(123)
Comprehensive loss for the period			(16,119)	(16,119)
Balance at Jun. 30, 2025	192,051	11,428	(186,667)	16,812
Balance at Dec. 31, 2024	169,949	11,229	(170,548)	10,630
Share-based payment (Note 5)		175		175
Share-based payment to service providers		191		191
Issuance of ADS resulted from partial exercise of Commitment Amount under equity line	21,962			21,962
Repayment of promissory note through issuance of ADSs resulted from partial exercise of Commitment Amount under equity line	7,071			7,071
Net proceeds received from issuance of ADSs as part of shelf prospectus through public offering transaction	1,657			1,657
Exercise of restricted share units into ordinary shares	247	(247)
Comprehensive loss for the period			(29,443)	(29,443)
Balance at Dec. 31, 2025	200,886	11,348	(199,991)	12,243
Share-based payment (Note 5)		7,573		7,573
Issuance of ADS resulted from partial exercise of Commitment Amount under equity line	15,496			15,496
Repayment of promissory note through issuance of ADSs resulted from partial exercise of Commitment Amount under equity line	4,557			4,557
Issuance of shares as a consideration of share exchange (Note 5)	17,387			17,387
Exercise of restricted share units into ordinary shares	123	(123)
Comprehensive loss for the period			(24,290)	(24,290)
Balance at Jun. 30, 2026	₪ 238,449	₪ 18,798	₪ (224,281)	₪ 32,966